Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements
7.	Fair Value Measurements

The Company adopted the Fair Value Measurements and Disclosure Topic of the FASB in 2011. This Topic applies to certain assets and liabilities that are being measured and reported on a fair value basis. The Topic defines fair value, establishes a framework for measuring fair value in accordance with US GAAP, and expands disclosure about fair value measurements. This Topic enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The Topic requires that financial assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.

	Fair Value Measurement at June 30, 2017
	Quoted Price in Active Markets for Identical Instruments		Significant Other Observable Inputs	Significant Unobservable Inputs
Assets/Liabilities Measured at Fair Value on a Recurring Basis	Level 1		Level 2	Level 3	Total
Assets
Cash and cash equivalents	$127	(1)	$10,105	$-	$10,232
Liabilities
Derivative liabilities	-		-	190	190

(1)	The Company held $127 in cash of which $67 (as presented in US dollars) was in Canadian funds.

The Company's financial instruments include cash and cash equivalents and derivatives. The derivative liabilities include options issued to contractors in a currency other than the functional currency of the Company.

6.	Fair Value Measurements

The Company has adopted ASC 820 Fair Value Measurements and Disclosure Topic of the FASB. This Topic applies to certain assets and liabilities that are being measured and reported on a fair value basis. The Fair Value Measurements Topic defines fair value, establishes a framework for measuring fair value in accordance with US GAAP, and expands disclosure about fair value measurements. This Topic enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The Topic requires that financial assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.

Assets/Liabilities Measured at Fair Value on a Recurring Basis

	Fair Value Measurement at December 31, 2016
	Quoted Price in
	Active Market for			Significant
	Identical		Significant Other	Unobservable
	Instruments		Observable Inputs	Inputs
	Level 1		Level 2	Level 3	Total
Assets
Cash and cash equivalents	$68	(1)	$3,858	$-	$3,926
Liabilities
Derivative liabilities	-		33		33

The Company's financial instruments include cash and cash equivalents and derivative liabilities. Only cash and cash equivalents and derivative liabilities are carried at their fair value. The derivative liabilities are options issued to contractors in a currency other than the functional currency of the Company. The options use the Black Scholes model with the following assumptions: expected dividend 0%; risk-free interest rate of 0.33 – 0.74%; expected volatility of 57%- 85%; and a 0.9-1.4 year remaining life. The risk free rate was based on Bank of Canada Bond issues of similar term. Expected volatility was estimated by using historical volatility of weekly close share prices for a period equal to the remaining life of the instrument or for a minimum of six months if the remaining life is less than six months.

(1)	The Company held $68 in cash, of which $51 was in Canadian funds (translated into U.S. dollars).